Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 22, 2011
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 22, 2011
Allianz RCM Short Duration High Income Fund (First Prospectus Summary) | Allianz RCM Short Duration High Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHIX
Allianz RCM Short Duration High Income Fund (First Prospectus Summary) | Allianz RCM Short Duration High Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHPX
Allianz RCM Short Duration High Income Fund (First Prospectus Summary) | Allianz RCM Short Duration High Income Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHDX
Allianz RCM Short Duration High Income Fund (Second Prospectus Summary) | Allianz RCM Short Duration High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHAX
Allianz RCM Short Duration High Income Fund (Second Prospectus Summary) | Allianz RCM Short Duration High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHCX